Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	¥ 104,176	¥ (398,425)	¥ (220,326)
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	330,554	319,594	325,366
Amortization of film costs	208,051	188,836	250,192
Stock-based compensation expense	1,232	1,952	1,952
Accrual for pension and severance costs, less payments	(16,669)	36,647	(15,229)
Other operating (income) expense, net	(235,219)	(59,594)	(13,450)
(Gain) loss on sale or devaluation of securities investments, net	(34,057)	2,933	(6,656)
(Gain) loss on revaluation of marketable securities held in the financial services business for trading purposes, net	(72,633)	(21,080)	10,958
(Gain) loss on revaluation or impairment of securities investments held in the financial services business, net	(5,689)	2,819	5,080
Deferred income taxes	65,771	206,694	307,421
Equity in net (income) loss of affiliated companies, net of dividends	8,819	138,772	(11,479)
Changes in assets and liabilities:
Decrease in notes and accounts receivable, trade	55,712	4,427	104,515
(Increase) decrease in inventories	56,987	29,778	(112,089)
Increase in film costs	(173,654)	(186,783)	(244,063)
Decrease in notes and accounts payable, trade	(206,621)	(59,410)	(18,119)
Increase (decrease) in accrued income and other taxes	12,446	(44,635)	(8,020)
Increase in future insurance policy benefits and other	438,371	332,728	278,897
Increase in deferred insurance acquisition costs	(73,967)	(68,634)	(69,196)
Increase in marketable securities held in the financial services business for trading purposes	(25,254)	(39,161)	(30,102)
(Increase) decrease in other current assets	91,762	(35,181)	(89,473)
Increase (decrease) in other current liabilities	(55,830)	10,595	56,076
Other	7,224	156,667	113,990
Net cash provided by operating activities	481,512	519,539	616,245
Cash flows from investing activities:
Payments for purchases of fixed assets	(326,490)	(382,549)	(253,688)
Proceeds from sales of fixed assets	245,758	22,661	18,743
Proceeds from sales of businesses	52,756	8,430	99,335
Payment for Sony Ericsson acquisition, net of cash acquired		(71,843)
Other	(16,840)	28,955	(8,964)
Net cash used in investing activities	(705,280)	(882,886)	(714,439)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	159,781	216,887	1,499
Payments of long-term debt	(326,164)	(112,043)	(216,212)
Increase (decrease) in short-term borrowings, net	(29,683)	(26,158)	6,120
Increase in deposits from customers in the financial services business, net	232,561	211,597	229,327
Proceeds from issuance of convertible bonds	150,000
Dividends paid	(25,057)	(25,078)	(25,098)
Payment for purchase of So-net shares from noncontrolling interests	(55,178)
Other	(23,079)	(7,869)	(5,748)
Net cash provided by (used in) financing activities	83,181	257,336	(10,112)
Effect of exchange rate changes on cash and cash equivalents	72,372	(13,825)	(68,890)
Net decrease in cash and cash equivalents	(68,215)	(119,836)	(177,196)
Cash and cash equivalents at beginning of the fiscal year	894,576	1,014,412	1,191,608
Cash and cash equivalents at end of the fiscal year	826,361	894,576	1,014,412
Cash paid during the fiscal year for -
Income taxes	90,991	127,643	116,376
Interest	24,161	20,276	20,583
Non-cash investing and financing activities -
Obtaining assets by entering into capital leases	10,025	56,403	3,738
Share exchange for So-net remaining noncontrolling interests	7,005
Collections of deferred proceeds from sales of receivables -	20,608	132,636	153,550
Financial Services
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	56,305	56,322	62,077
Cash flows from investing activities:
Payments for investments and advances	(1,046,764)	(1,028,150)	(1,458,912)
Proceeds from sales or return of investments and collections of advances	400,654	474,466	874,031
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(92,364)	(28,021)	(15,316)
Proceeds from sales or return of investments and collections of advances	¥ 78,010	¥ 93,165	¥ 30,332